N-2	6 Months Ended
Jun. 30, 2023 shares
Cover [Abstract]
Entity Central Index Key	0001391437
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	The Gabelli Healthcare & WellnessRx Trust
Document Period End Date	Jun. 30, 2023
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective and Strategy (Unaudited)

The Fund’s investment objective is long term growth of capital. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities (such as common stock and preferred stock) and income producing securities (such as fixed income debt securities and securities convertible into common stock) of domestic and foreign companies in the healthcare and wellness industries. Companies in the healthcare and wellness industries are defined as those companies which are primarily engaged in providing products, services and/or equipment related to healthcare, medical, or lifestyle needs (i.e., nutrition, weight management, and food and beverage companies primarily engaged in healthcare and wellness). “Primarily engaged,” as defined in this registration statement, means a company that derives at least 50% of its revenues or earnings from, or devotes at least 50% of its assets to, the indicated business. The above 80% policy includes investments in derivatives that have similar economic characteristics to the securities included in the 80% policy. The Fund values derivatives at market value for purposes of the 80% policy. Specific sector investments for the Fund will include, but are not limited to, dental, orthopedics, cardiology, hearing aid, life science, in-vitro diagnostics, medical supplies and products, aesthetics and plastic surgery, veterinary, pharmacy benefits management, healthcare distribution, healthcare imaging, pharmaceuticals, biotechnology, healthcare plans, healthcare services, and healthcare equipment, as well as food, beverages, nutrition and weight management. The Fund will focus on companies that are growing globally due to favorable demographic trends and may invest without limitation in securities of foreign issuers, including issuers in emerging markets.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

6. Capital. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares on the open market when the shares are trading on the NYSE at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2023 and the year ended December 31, 2022, the Fund repurchased and retired 357,609 and 143,380 common shares in the open market at investments of $3,592,980 and $1,596,912, respectively, at average discounts of approximately 16.79% and 13.02% from its NAV.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2023 (Unaudited)		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Net decrease from repurchase of common shares	(357,609)	$(3,592,980)	(143,380)	$(1,596,912)

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Preferred Shares at their liquidation preference plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

As of June 30, 2023 the Fund had an effective shelf registration authorizing the issuance of $200 million in common or preferred shares.

On December 18, 2020, the Fund issued 2,000,000 shares of Series C 4.00% Cumulative Preferred Shares receiving $39,841,048 after the deduction of offering expenses of $158,952. The Series C Preferred had a liquidation value of $20 per share, an annual dividend rate of 4.00%, and was subject to mandatory redemption by the Fund on December 18, 2024.

The Series C Preferred Shares were puttable during the 30-day period prior to each of December 26, 2022 and December 26, 2023, and are callable at the Fund’s option at any time commencing on December 18, 2023.

On December 26, 2022, 2,000,000 Shares of the Series C were put back to the Fund at their liquidation preference of $20 per share plus accrued and unpaid dividends.

On October 15, 2021, the Fund issued 4,000,000 shares of Series E 4.00% Cumulative Preferred Shares receiving $39,875,000 after the deduction of actual offering expenses of $100,000. The Series E Preferred has a liquidation value of $10 per share and an annual dividend rate of 4.00%. The Series E Preferred Shares are callable at the Fund’s option at any time commencing on December 26, 2024 and thereafter. The Series E Preferred is subject to mandatory redemption by the Fund on December 26, 2025. At June 30, 2023, 4,000,000 shares of Series E Preferred were outstanding and accrued dividends amounted to $22,222.

On January 18, 2023, and February 1, 2023, the Fund issued 2,100,000 shares and 295,500 shares, respectively, of Series G 5.20% Cumulative Preferred Shares receiving $23,755,000 after the deduction of actual offering expenses of $200,000. The Series G Preferred has a liquidation value of $10 per share and an annual dividend rate of 5.20%. The Series G Preferred Shares are puttable at the Fund’s option at any time commencing on December 26, 2024 and thereafter. The Series G Preferred is subject to mandatory redemption by the Fund on June 26, 2025. At June 30, 2023, 2,395,500 shares of Series G Preferred were outstanding and accrued dividends amounted to $17,301.

Series	Issue Date	Authorized	Number of Shares Outstanding at 6/30/2023	Net Proceeds	2023 Dividend Rate Range	Dividend Rate at 6/30/2023	Accrued Dividends at 6/30/2023
E 4.000%	October 15, 2021	4,000,000	4,000,000	$39,875,000	Fixed Rate	4.000%	$22,222
G 5.200%	Various	2,395,500	2,395,500	$23,755,000	Fixed Rate	5.200%	$17,301

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

Common Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]	16,679,968
Cumulative Preferred Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and under certain circumstances are entitled to elect a majority of the Board. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the Preferred Shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the Preferred Shares, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding Preferred Shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

Preferred Stock Restrictions, Other [Text Block]

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on Preferred Shares are cumulative. The Fund is required by the 1940 Act and by the Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Preferred Shares at their liquidation preference plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

As of June 30, 2023 the Fund had an effective shelf registration authorizing the issuance of $200 million in common or preferred shares.

On December 18, 2020, the Fund issued 2,000,000 shares of Series C 4.00% Cumulative Preferred Shares receiving $39,841,048 after the deduction of offering expenses of $158,952. The Series C Preferred had a liquidation value of $20 per share, an annual dividend rate of 4.00%, and was subject to mandatory redemption by the Fund on December 18, 2024.

The Series C Preferred Shares were puttable during the 30-day period prior to each of December 26, 2022 and December 26, 2023, and are callable at the Fund’s option at any time commencing on December 18, 2023.

On December 26, 2022, 2,000,000 Shares of the Series C were put back to the Fund at their liquidation preference of $20 per share plus accrued and unpaid dividends.

On October 15, 2021, the Fund issued 4,000,000 shares of Series E 4.00% Cumulative Preferred Shares receiving $39,875,000 after the deduction of actual offering expenses of $100,000. The Series E Preferred has a liquidation value of $10 per share and an annual dividend rate of 4.00%. The Series E Preferred Shares are callable at the Fund’s option at any time commencing on December 26, 2024 and thereafter. The Series E Preferred is subject to mandatory redemption by the Fund on December 26, 2025. At June 30, 2023, 4,000,000 shares of Series E Preferred were outstanding and accrued dividends amounted to $22,222.

On January 18, 2023, and February 1, 2023, the Fund issued 2,100,000 shares and 295,500 shares, respectively, of Series G 5.20% Cumulative Preferred Shares receiving $23,755,000 after the deduction of actual offering expenses of $200,000. The Series G Preferred has a liquidation value of $10 per share and an annual dividend rate of 5.20%. The Series G Preferred Shares are puttable at the Fund’s option at any time commencing on December 26, 2024 and thereafter. The Series G Preferred is subject to mandatory redemption by the Fund on June 26, 2025. At June 30, 2023, 2,395,500 shares of Series G Preferred were outstanding and accrued dividends amounted to $17,301.

Outstanding Securities [Table Text Block]

Series	Issue Date	Authorized	Number of Shares Outstanding at 6/30/2023	Net Proceeds	2023 Dividend Rate Range	Dividend Rate at 6/30/2023	Accrued Dividends at 6/30/2023
E 4.000%	October 15, 2021	4,000,000	4,000,000	$39,875,000	Fixed Rate	4.000%	$22,222
G 5.200%	Various	2,395,500	2,395,500	$23,755,000	Fixed Rate	5.200%	$17,301

Series E Cumulative Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	E 4.000%
Outstanding Security, Authorized [Shares]	4,000,000
Outstanding Security, Not Held [Shares]	4,000,000
Series G Cumulative Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	G 5.200%
Outstanding Security, Authorized [Shares]	2,395,500
Outstanding Security, Not Held [Shares]	2,395,500